Expense Example - Global X Funds	Apr. 01, 2026 USD ($)
Global X MLP ETF Series | Global X MLP ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Global X MLP & Energy Infrastructure ETF Series | Global X MLP & Energy Infrastructure ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Global X Alternative Income ETF Series | Global X Alternative Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X Conscious Companies ETF Series | Global X Conscious Companies ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
Global X U.S. Preferred ETF Series | Global X U.S. Preferred ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	293
Global X S&P 500® Quality Dividend ETF | Global X S&P 500 Quality Dividend ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
Global X Adaptive U.S. Factor ETF | Global X Adaptive U.S. Factor ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
Global X Variable Rate Preferred ETF | Global X Variable Rate Preferred ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Global X Adaptive U.S. Risk Management ETF | Global X Adaptive U.S. Risk Management ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Global X 1-3 Month T-Bill ETF | Global X 1-3 Month T-Bill ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	90
Global X U.S. Cash Flow Kings 100 ETF | Global X U.S. Cash Flow Kings 100 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Global X Short-Term Treasury Ladder ETF | Global X Short-Term Treasury Ladder ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	154
Global X Intermediate-Term Treasury Ladder ETF | Global X Intermediate-Term Treasury Ladder ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	154
Global X Long-Term Treasury Ladder ETF | Global X Long-Term Treasury Ladder ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	154
Global X PureCap MSCI Communication Services ETF | Global X PureCap MSCI Communication Services ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	70
Global X PureCap MSCI Consumer Discretionary ETF | Global X PureCap MSCI Consumer Discretionary ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	70
Global X PureCap MSCI Information Technology ETF | Global X PureCap MSCI Information Technology ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	70
Global X PureCap MSCI Consumer Staples ETF | Global X PureCap MSCI Consumer Staples ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	70
Global X PureCap MSCI Energy ETF | Global X PureCap MSCI Energy ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	70
Global X U.S. 500 ETF | Global X U.S. 500 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Global X U.S. Natural Gas ETF | Global X U.S. Natural Gas ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Global X Zero Coupon Bond 2030 ETF | Global X Zero Coupon Bond 2030 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Global X Zero Coupon Bond 2031 ETF | Global X Zero Coupon Bond 2031 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Global X Zero Coupon Bond 2032 ETF | Global X Zero Coupon Bond 2032 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Global X Zero Coupon Bond 2033 ETF | Global X Zero Coupon Bond 2033 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Global X Zero Coupon Bond 2034 ETF | Global X Zero Coupon Bond 2034 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Global X Zero Coupon Bond 2035 ETF | Global X Zero Coupon Bond 2035 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Global X Millennial Consumer ETF Series | Global X Millennial Consumer ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X Aging Population ETF | Global X Aging Population ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X FinTech ETF Series | Global X FinTech ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Global X Internet of Things ETF Series | Global X Internet of Things ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Global X Robotics & Artificial Intelligence ETF Series | Global X Robotics & Artificial Intelligence ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Global X U.S. Infrastructure Development ETF Series | Global X U.S. Infrastructure Development ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Global X Autonomous & Electric Vehicles ETF | Global X Autonomous & Electric Vehicles ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Global X Artificial Intelligence & Technology ETF | Global X Artificial Intelligence & Technology ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Global X Genomics & Biotechnology ETF | Global X Genomics & Biotechnology ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X Cloud Computing ETF | Global X Cloud Computing ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Global X Cybersecurity ETF | Global X Cybersecurity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X Dorsey Wright Thematic ETF | Global X Dorsey Wright Thematic ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X Video Games & Esports ETF | Global X Video Games & Esports ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X HealthTech ETF | Global X HealthTech ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X ClimateTech ETF | Global X ClimateTech ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X Data Center & Digital Infrastructure ETF | Global X Data Center & Digital Infrastructure ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X Clean Water ETF Series | Global X Clean Water ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X AgTech & Food Innovation ETF Series | Global X AgTech & Food Innovation ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X Blockchain ETF Series | Global X Blockchain ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X Hydrogen ETF Series | Global X Hydrogen ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X Defense Tech ETF | Global X Defense Tech ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X Infrastructure Development ex-U.S. ETF | Global X Infrastructure Development ex-U.S. ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Global X AI Semiconductor & Quantum ETF | Global X AI Semiconductor & Quantum ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Global X Emerging Markets Bond ETF | Global X Emerging Markets Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Global X Emerging Markets ex-China ETF | Global X Emerging Markets ex-China ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Global X Emerging Markets Great Consumer ETF | Global X Emerging Markets Great Consumer ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Global X Brazil Active ETF | Global X Brazil Active ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Global X India Active ETF | Global X India Active ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Global X Investment Grade Corporate Bond ETF | Global X Investment Grade Corporate Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Global X Interest Rate Volatility & Inflation Hedge ETF | Global X Interest Rate Volatility & Inflation Hedge ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567